GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
GOING CONCERN
NOTE 2 - GOING CONCERN

During the years ended December 31, 2020 and 2019, the Company had a net loss of approximately $1,753,000 and $1,450,000, respectively. For the three months ended March 31, 2021, the Company had a net loss of approximately $279,000. These factors raise substantial doubt about the Company’s ability to continue to operate as a going concern for the next twelve months from the issuance of these financial statements. The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

At December 31, 2020, the Company’s total current liabilities of approximately $1,372,000 exceeded its current assets of approximately $626,000 by approximately $746,000. During the years ended December 31, 2020 and 2019, the Company had a net loss of approximately $1,753,000 and $1,450,000, respectively. These factors raise substantial doubt about the Company’s ability to continue to operate as a going concern for the next twelve months from the issuance of these financial statements. The Company’s ability to continue in existence is dependent on its ability to develop additional sources of capital, and/or achieve profitable operations and positive cash flows. Management’s plans with respect to operations include raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.